Agreement and Plan of Merger	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Agreement and Plan of Merger
Agreement and Plan of Merger

Note 7 — Agreement and Plan of Merger

On August 13, 2013, the Company, SRMS, Inc. (the “Merger Sub”), a wholly-owned subsidiary of the Company, and Savannah River Financial Corporation (“Savannah River”), the parent holding company for Savannah River Banking Company, entered into an agreement and plan of merger (the “Merger Agreement”).  The Merger Agreement provides that, subject to the terms and conditions set forth in the Agreement, the Merger Sub will merge with and into Savannah River, and Savannah River will then promptly merge with and into the Company, with the Company being the surviving corporation in the merger.  In addition, promptly following the merger of Merger Sub with and into Savannah River, Savannah River Banking Company will be merged with and into the Bank.

At consummation of the merger, each outstanding share of Savannah River common stock will be exchanged for either $11.00 in cash, a number of shares of the Company’s common stock equal to the exchange ratio, or a combination of cash and shares of the Company’s common stock. The exchange ratio, which is described in further detail in the Merger Agreement, will depend on the Company’s volume weighted average stock price during the ten consecutive trading days ending on the fifth business day immediately prior to the date on which the merger is to occur. Each shareholder of Savannah River will have the opportunity to elect to receive cash for his or her shares, the Company’s common stock for his or her shares, or a combination of cash for some of his or her shares and the Company’s common stock for the remainder of his or her shares, or he or she may choose no preference, in which case the merger consideration to be received by him or her will be determined by the exchange agent depending on the amount of cash and shares elected by those Savannah River shareholders who make an express election. Elections of the Company’s common stock, cash, or a combination of both are limited by a requirement that 60% of the total number of outstanding non-dissenting shares of Savannah River common stock will be exchanged for cash and 40% of the outstanding non-dissenting shares of Savannah River common stock will be exchanged for shares of the Company’s common stock.  No fractional shares will be issued in connection with the merger; cash (without interest) will be paid to any Savannah River shareholder otherwise entitled to fractional shares.  Based on the number of shares of Savannah River common stock outstanding as of September 30, 2013, and assuming all Savannah River warrants and options are cashed out prior to the merger, the Company will issue a minimum of approximately 1,274,000 shares and a maximum of approximately 1,597,000 shares of common stock and will pay approximately $19,802,640 in cash in the merger.  On October 10, 2013 the Company filed an S-4 Registration Statement with the Securities Exchange Commission to register up to the maximum number of shares to be issued under the terms of the Merger Agreement.

Consummation of the merger is subject to the satisfaction of certain conditions, including approval of the Merger Agreement by the respective shareholders of Savannah River and the Company and approval by the appropriate regulatory agencies.  The merger is expected to close during the first quarter of 2014.

Note 3—BUSINESS COMBINATIONS

        The Bank expanded its residential mortgage business unit with the acquisition of the assets of Palmetto South Mortgage Corporation ("Palmetto South"), effective July 31, 2011. Palmetto South, which operates as a division of the Bank, offers mortgage loan products for home purchase or refinance in the South Carolina market area. The acquisition price will be paid during a three year earn out period with the actual amount calculated based on the achievement of certain profitability metrics. The earn out terms over the three year period provide for contingent consideration which ranges from $0 to $1.2 million based upon annual net income. Management anticipates the amount will be approximately $600 thousand based upon recent past operating results and as such a contingent liability was recognized for this amount when considering business combination accounting rules. The purchase price of operating assets was $22 thousand. This acquisition was not considered material to the financial statements.